BUSINESS COMBINATIONS (Details) $ in Thousands, shares in Millions, EquityInstruments in Millions, $ in Millions	1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($) a EquityInstruments item	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 19, 2016 USD ($) a item	Jul. 29, 2016 USD ($) a item	Dec. 31, 2015 shares
Purchase price:
Revenue of combined entity			$ 72,000
Ordinary shares
Purchase price:
Shares held in escrow | shares		1.5		1.5	1.5			1.5
Cooper Basin capital commitments
BUSINESS COMBINATIONS
Capital commitments		$ 3,373			$ 3,490
Cooper Basin capital commitments | Top of range
BUSINESS COMBINATIONS
Capital commitments				$ 10.6
Eagle Ford
Purchase price:
Increase in revenue of combined entity			5,300
Decrease in profit loss before tax of combined entity			(1,200)
Loss before income tax of combined entity			$ (42,800)
Eagle Ford acquisition one
BUSINESS COMBINATIONS
Net acres | a							5,050
Gross producing wells | item							26
Net producing wells | item							9.1
Fair value of assets acquired:
Development and production assets							$ 16,628
Restoration provision							(747)
Net assets acquired							15,881
Purchase price:
Cash consideration							15,881
Total consideration paid							$ 15,881
Revenue		2,400
Net income excluding the impact of income taxes		$ 400
Eagle Ford acquisition two
BUSINESS COMBINATIONS
Net acres | a						130
Gross producing wells | item						23
Net producing wells | item						1.5
Operated gross producing wells | item						12
Operated net producing wells | item						1.0
Fair value of assets acquired:
Development and production assets						$ 7,348
Restoration provision						(118)
Net assets acquired						7,230
Purchase price:
Cash consideration						7,230
Total consideration paid						$ 7,230
Acquisition in 2015
Purchase price:
Total consideration paid	$ 16,400
NSE U.S (Eagle Ford)
BUSINESS COMBINATIONS
Net acres | a	5,500
Gross producing wells | item	7
Oil wells drilled but not yet completed | item	2
Oil wells drilled and subsequently completed | item	1
Purchase price:
Cash consideration	$ 15,000
Issuance of shares | EquityInstruments	6
Acquired cash	$ 200
Cooper Basin
BUSINESS COMBINATIONS
Working interest percentage	17.50%